ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accrued Liabilities [Abstract]
Vessel operating expenses	$ 6,111	$ 4,022
Administrative expenses	552	1,414
Interest expense	6,688	8,364
Accrued expenses	$ 13,351	$ 13,800